Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 14,986	$ 16,126	$ 29,807	$ 31,532
Less: distribution expense to managed fleet container investors	(13,524)	(14,692)	(27,019)	(28,855)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(265)	(280)	(434)	(519)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,197	1,154	2,354	2,158
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	1,112	544	2,148	2,028
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 2,309	$ 1,698	$ 4,502	$ 4,186